Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings
Schedule of borrowings

	December 31, 2025			December 31, 2024
		Carrying	Fair		Carrying	Fair
	Principal	value(a)	value(b)	Principal	value(a)	value(b)
Borrowings - holding company
Fairfax unsecured notes(d):
8.30% due April 15, 2026(e)	91.8	91.8	92.9	91.8	91.8	95.4
4.70% due December 16, 2026 (Cdn$450.0)(f)	328.3	328.0	332.4	312.9	312.4	319.1
4.25% due December 6, 2027 (Cdn$650.0)(f)	474.2	473.7	482.4	452.0	451.3	459.0
2.75% due March 29, 2028 (€750.0)(g)	880.8	877.0	874.3	776.6	771.7	767.5
4.85% due April 17, 2028	600.0	598.7	608.7	600.0	598.1	596.3
4.23% due June 14, 2029 (Cdn$500.0)(f)	364.8	364.1	373.0	347.7	346.8	353.0
4.625% due April 29, 2030	650.0	647.8	652.9	650.0	647.3	634.7
3.375% due March 3, 2031	596.8	588.4	563.5	596.8	586.8	532.4
3.95% due March 3, 2031 (Cdn$840.0)(f)	612.8	610.3	615.8	584.1	581.2	579.9
5.625% due August 16, 2032	741.2	736.9	774.0	741.2	736.2	749.9
6.00% due December 7, 2033	750.0	747.8	796.7	750.0	747.5	773.5
4.73% due November 22, 2034 (Cdn$450.0)(f)(1)	—	—	—	312.9	311.2	317.0
5.75% due May 20, 2035(2)	500.0	494.8	521.0	—	—	—
4.45% due August 14, 2035 (Cdn$400.0)(f)(3)	291.8	290.0	291.0	—	—	—
7.75% due July 15, 2037(e)	91.3	90.8	107.3	91.3	90.8	104.4
6.35% due March 22, 2054	1,000.0	988.8	1,039.0	1,000.0	988.3	1,031.1
5.23% due November 23, 2054 (Cdn$250.0)(f)(1)	—	—	—	173.8	172.8	179.0
6.50% due May 20, 2055(2)	400.0	395.2	423.9	—	—	—
5.10% due August 16, 2055 (Cdn$300.0)(f)(3)	218.9	216.8	214.5	—	—	—
Notes payable	330.0	307.2	307.2	495.0	448.2	448.2
Revolving credit facility(4)	—	—	—	—	—	—
	8,922.7	8,848.1	9,070.5	7,976.1	7,882.4	7,940.4
Borrowings - insurance and reinsurance companies
Allied World primary co-obligor on 6.10% unsecured senior notes due March 15, 2055	600.0	594.3	605.0	600.0	594.2	597.4
Gulf Insurance floating rate long term loans due 2027	183.8	183.8	183.5	165.0	165.0	166.7
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.4	38.5	38.5	38.4	38.5
Brit primary co-obligor on 4.73% unsecured senior notes due November 22, 2034 (Cdn$450.0)(f)(1)	328.3	331.4	337.0	—	—	—
Brit primary co-obligor on 5.23% unsecured senior notes due November 23, 2054 (Cdn$250.0)(f)(1)	182.4	183.1	183.3	—	—	—
Brit 3.6757% subordinated notes due December 9, 2030 (£127.0)	170.8	170.8	154.9	159.0	159.0	135.9
Other borrowings, credit facilities and loans	103.7	105.8	106.3	16.7	19.2	19.3
	1,607.5	1,607.6	1,608.5	979.2	975.8	957.8
Borrowings - non-insurance companies(c)
Fairfax India 5.00% unsecured senior notes due 2028	441.6	440.5	423.6	441.6	439.9	414.3
Fairfax India subsidiary borrowings	111.3	111.3	111.3	96.3	96.3	96.3
Sleep Country credit facilities, unsecured senior notes and loans(5)	563.1	556.3	573.5	468.7	456.6	468.7
AGT credit facilities, senior notes and loans	480.3	478.4	480.2	467.5	464.8	465.0
Peak Achievement credit facilities, unsecured senior notes and loans(6)	377.5	373.8	377.5	436.0	432.7	436.0
Recipe credit facilities, senior notes and loans(7)(8)	449.5	441.3	447.3	309.6	308.2	299.2
Grivalia Hospitality bond loans	262.8	261.9	262.8	235.1	234.1	234.1
Loans and revolving credit facilities primarily at floating rates(9)	527.0	523.7	527.0	464.0	462.9	464.0
	3,213.1	3,187.2	3,203.2	2,918.8	2,895.5	2,877.6
Total debt	13,743.3	13,642.9	13,882.2	11,874.1	11,753.7	11,775.8
(a)	Principal net of unamortized issue costs and discounts (premiums).
(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).
(c)	These borrowings are non-recourse to the holding company.
(d)	Issuer may redeem any time at prices specified in the instrument’s offering document, except those disclosed in footnote (e) below.

(e)Not redeemable prior to the contractual maturity date.

(f)Designated as a hedge of the company’s net investment in its Canadian subsidiaries. See note 22 under the heading of “Market risk”.

(g)Designated as a hedge of the company’s net investment in its European operations. See note 22 under the heading of “Market risk”.

During and subsequent to 2025 the company and its subsidiaries completed the following debt transactions:

Holding company

(1)	On June 17, 2025, pursuant to an agreement and in exchange for cash and cash equivalents received from the holding company of $335.9 (Cdn$456.0) and $185.6 (Cdn$251.9), including accrued interest, Brit became the primary co-obligor of Fairfax’s Cdn$450.0 principal amount of 4.73% unsecured senior notes due November 22, 2034 (the “2034 notes”) and Cdn$250.0 principal amount of 5.23% unsecured senior notes due November 23, 2054 (the “2054 notes”), respectively. The 2034 notes and 2054 notes are the joint and several obligations of the company and Brit, with Brit being the primary co-obligor and at first instance responsible for payment of principal, premium (if any) and interest on the 2034 notes and the 2054 notes.
(2)	On May 20, 2025 the company completed offerings of $500.0 and $400.0 principal amounts of 5.75% and 6.50% unsecured senior notes due May 20, 2035 and May 20, 2055 for net proceeds of $494.5 and $395.1, respectively, after discount, commissions and expenses.
(3)	On August 14, 2025 the company completed offerings of $290.0 (Cdn$400.0) and $217.5 (Cdn$300.0) principal amounts of 4.45% and 5.10% unsecured senior notes due August 14, 2035 and August 16, 2055 for net proceeds of $288.2 and $215.5, respectively, after discount, commissions and expenses. Contemporaneously with the issuances, the company designated the carrying value of its Cdn$400.0 and Cdn$300.0 unsecured senior notes due August 14, 2035 and August 16, 2055, respectively, as a hedge of a portion of its net investment in Canadian subsidiaries. See note 22 under the heading of “Market risk” for details.
(4)	On July 16, 2025 the company amended and extended its $2.0 billion unsecured revolving credit facility with a syndicate of lenders on substantially the same terms and extended the expiry from July 17, 2029 to July 16, 2030. The revolving credit facility contains certain financial covenants that require the company to maintain a ratio of consolidated debt to consolidated capitalization not exceeding 0.35:1 and consolidated shareholders’ equity of not less than $11.5 billion, both calculated as defined in such financial covenants. At December 31, 2025 and 2024, the revolving credit facility was undrawn and the company was in compliance with its financial covenants.

Subsequent to December 31, 2025, on February 27, 2026 the company completed offerings of $291.8 (Cdn$400.0) principal amount of 4.40% unsecured senior notes due 2036 and an additional $182.4 (Cdn$250.0) principal amount of its previously issued 5.10% unsecured senior notes due 2055, for net proceeds of $290.3 and $180.4, respectively, after discount, commissions and expenses.

Non-insurance companies

(5)	On May 8, 2025 Sleep Country completed a re-opening of its offering of Cdn$450.0 principal amount of 6.625% unsecured senior notes due November 28, 2032, completed on November 28, 2024, for $107.9 (Cdn$150.0) principal amount for net proceeds, excluding accrued interest, of $104.6 (Cdn$145.3) after discount, commissions, and expenses. The net proceeds were used to repay borrowings under Sleep Country’s credit facilities.
(6)	On September 11, 2025 Peak Achievement completed a private placement offering of $198.7 (Cdn$275.0) principal amount of 6.125% unsecured senior notes due September 11, 2033 for net proceeds of $193.6 (Cdn$267.9) after discount, commissions and expenses. The net proceeds were used to partially repay borrowings under Peak Achievement’s credit facilities.
(7)	On October 30, 2025 Recipe completed a private placement offering of $286.1 (Cdn$400.0) principal amount of 5.70% unsecured senior notes due January 29, 2033 for net proceeds of $279.1 (Cdn$390.3) after commissions and expenses. The net proceeds were used to partially repay borrowings under Recipe’s credit facilities.
(8)	On March 14, 2025 Recipe increased its borrowings by $132.1 (Cdn$190.0) to partially fund the repurchase and cancellation of its common shares not owned by Fairfax. See note 16.
(9)	During 2025 Fairfax India amended its revolving credit facility to increase the limit from $175.0 to $245.0 to allow for the issuance of letters of credit and to extend the maturity from October 2, 2026 to November 13, 2028.

Summary of changes in the carrying values of borrowings

Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2025				2024
		Insurance				Insurance
		and	Non-			and	Non-
	Holding	reinsurance	insurance		Holding	reinsurance	insurance
	company	companies	companies	Total	company	companies	companies	Total
Balance – January 1	7,882.4	975.8	2,895.5	11,753.7	6,928.9	895.6	1,899.0	9,723.5
Cash inflows from issuances	1,393.3	65.5	603.8	2,062.6	2,430.9	—	1,380.9	3,811.8
Cash outflows from repayments	(165.0)	(47.1)	(560.0)	(772.1)	(702.1)	(507.7)	(665.2)	(1,875.0)
Net cash inflows (outflows) from credit facilities and short term loans	—	84.9	239.4	324.3	—	—	(51.2)	(51.2)
Non-cash changes:
Acquisitions of subsidiaries (note 21)	—	—	—	—	—	—	466.6	466.6
Deconsolidation of subsidiaries (note 21)	—	—	(135.2)	(135.2)	—	—	—	—
Transfers(1)	(519.8)	519.8	—	—	(594.2)	594.2	—	—
Foreign exchange effect and other	257.2	8.7	143.7	409.6	(181.1)	(6.3)	(134.6)	(322.0)
Balance – December 31	8,848.1	1,607.6	3,187.2	13,642.9	7,882.4	975.8	2,895.5	11,753.7
(1)

On June 17, 2025, pursuant to an agreement and in exchange for cash and cash equivalents received from the holding company of $335.9 (Cdn$456.0) and $185.6 (Cdn$251.9), including accrued interest, Brit became the primary co-obligor of the 2034 notes and 2054 notes, respectively, as described in footnote 1 above. On July 19, 2024, pursuant to an agreement and in exchange for cash received from the holding company of $596.6, including accrued interest, Allied World became the primary co-obligor of the $600.0 principal amount of 6.10% unsecured senior notes due March 15, 2055.

Schedule of principal repayments of borrowings

Principal repayments on borrowings are due as follows:

	2026	2027	2028	2029	2030	Thereafter	Total
Holding company	585.1	639.2	1,480.8	364.8	650.0	5,202.8	8,922.7
Insurance and reinsurance companies	114.1	76.1	55.5	29.8	204.5	1,127.5	1,607.5
Non-insurance companies	264.3	939.5	513.3	199.1	286.9	1,010.0	3,213.1
Total	963.5	1,654.8	2,049.6	593.7	1,141.4	7,340.3	13,743.3